Other Financial Liabilities - Current - Summary of Other Current Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Categories of current financial liabilities [abstract]
Liability towards vehicles sold under repurchase arrangements	$ 367.8	₨ 30,220.1	₨ 26,581.4
Interest accrued but not due	204.0	16,764.9	17,468.0
Lease liabilities	107.7	8,844.8	8,095.4
Derivative financial instruments	533.3	43,822.3	44,434.2
Others	95.9	7,876.5	5,970.4
Total	$ 1,308.6	₨ 107,528.6	₨ 102,549.4